Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Other assets
Cash collateral on derivative instruments	SFr 5,917	SFr 7,723
Cash collateral on non-derivative transactions	505	647
Derivative instruments used for hedging	59	0
Assets held-for-sale	8,249	16,112
of which loans	8,222	16,090
allowance for loans held-for-sale	(269)	(101)
of which real estate	26	22
of which long-lived assets	1	0
Premises, equipment and right-of-use assets	3,684	5,799
Assets held for separate accounts	62	64
Interest and fees receivable	2,379	2,609
Deferred tax assets	83	259
Prepaid expenses	863	812
of which cloud computing arrangement implementation costs	27	65
Failed purchases	569	801
Defined benefit pension and post-retirement plan assets	538	560
Other	4,996	6,367
of which digital asset safeguarding assets	118	102
Other assets	27,904	41,753
Other liabilities
Cash collateral on derivative instruments	1,046	2,079
Cash collateral on non-derivative transactions	332	431
Derivative instruments used for hedging	16	154
Operating Lease, Liability	1,603	1,749
Provisions	2,727	1,494
of which off-balance sheet risk	207	217
Restructuring liabilities	51	114	SFr 29	SFr 19
Liabilities held for separate accounts	62	64
Interest and fees payable	3,867	3,779
Current tax liabilities	517	524
Deferred tax liabilities	178	670
Failed sales	864	1,471
Defined benefit pension and post-retirement plan liabilities	255	258
Other	3,790	4,039
of which digital asset safeguarding liabilities	118	102
Other liabilities	15,308	16,826
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	272	458
Foreclosed or repossessed real estate	26	21
Foreclosed or repossessed residential real estate	26	21
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 39	SFr 37